Shareholders' Equity - Restricted stock units (Details) - Restricted stock units			12 Months Ended
	Feb. 01, 2022 EquityInstruments installment shares	May 20, 2021 EquityInstruments shares	Sep. 30, 2022 EquityInstruments	Sep. 30, 2021 EquityInstruments
Stockholder's Equity
Granted (in shares)		953,750	81,000	954,000
Number of common shares for each unit | shares	1	1
Vesting period		2 years
Vesting Percentage		12.50%
Vesting frequency within vesting period		3 months
Number of Installments for Vesting | installment	4
Restricted stock units being vested			61,005
Officers
Stockholder's Equity
Granted (in shares)	81,340